Unaudited Consolidated Statement of Changes in Total Equity - 6 months ended Jun. 30, 2018 - USD ($) shares in Thousands, $ in Thousands	Total	General Partner	Common Units Limited Partners	Preferred Units Limited Partners	Accumulated Other Comprehensive Income	Non- controlling Interest
Beginning balance, units at Dec. 31, 2017			79,627	11,800
Beginning balance at Dec. 31, 2017	$ 1,931,423	$ 50,152	$ 1,539,248	$ 285,159	$ 4,479	$ 52,385
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	(11,877)	(340)	(16,671)	12,851		(7,717)
Other comprehensive income	8,820				7,293	1,527
Distributions declared	(35,611)	(455)	(22,305)	$ (12,851)
Dividends paid to non-controlling interest	(157)					(157)
Change in accounting policy (note 2)	2,739	41	$ 1,959			739
Equity based compensation, net of withholding tax, units			61
Equity based compensation, net of withholding tax of $0.7 million (note 13)	266	5	$ 261
Ending balance, units at Jun. 30, 2018			79,688	11,800
Ending balance at Jun. 30, 2018	$ 1,895,603	$ 49,403	$ 1,502,492	$ 285,159	$ 11,772	$ 46,777